UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – May 31, 2013

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2013

Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

> After generally strong performance since early 2011, municipal bonds lost ground in the six months ended May 31, 2013.

> Vanguard New Jersey Long-Term Tax-Exempt Fund returned –1.56% for Investor Shares, lagging its benchmark and the average return of New Jersey peer funds.

> With short-term interest rates still anchored near zero by Federal Reserve policy, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.01%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New Jersey Tax-Exempt Money Market Fund.	11
New Jersey Long-Term Tax-Exempt Fund.	25
About Your Fund’s Expenses.	54
Trustees Approve Advisory Arrangement.	56
Glossary.	57

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended May 31, 2013

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money Market
Fund	0.01%	0.02%	0.01%	0.00%	0.01%
New Jersey Tax-Exempt Money Market Funds
Average					0.00
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	2.19%	4.25%	1.70%	-3.26%	-1.56%
Admiral™ Shares	2.27	4.41	1.74	-3.26	-1.52
Barclays NJ Municipal Bond Index					-1.32
New Jersey Municipal Debt Funds Average					-1.42
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2012, Through May 31, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New Jersey Long-Term Tax-Exempt
Fund
Investor Shares	$12.57	$12.16	$0.215	$0.000
Admiral Shares	12.57	12.16	0.220	0.000

Chairman’s Letter

Dear Shareholder,

Bond market returns were disappointing in the six months ended May 31, 2013. Gains early in 2013 were bookended by sell-offs in December and May. Questions about when the Federal Reserve might scale back its bond-buying stimulus program led interest rates to climb in the period’s closing weeks, making it the worst May for municipal bonds in more than two decades.

Against this backdrop, Vanguard New Jersey Long-Term Tax Exempt Fund returned –1.56% for Investor Shares and –1.52% for Admiral Shares for the six months. Rising interest rates pushed bond prices down, producing a –3.26% capital return for Investor Shares that was only partly offset by a 1.70% return from interest income.

The Long-Term Fund’s results lagged the benchmark index’s –1.32% return and the –1.42% average return of New Jersey tax-exempt funds. The somewhat longer maturity of the fund’s holdings weighed on six-month performance. It’s worth noting that similar positioning served shareholders well during the 2012 fiscal year, when interest rates fell.

The New Jersey Tax-Exempt Money Market Fund returned 0.01% for the period, reflecting the Fed’s four-year-old policy of holding the shortest-term interest rates near zero.

As municipal bond prices fell, yields rose. (Bond yields and prices move in opposite directions.) The 30-day SEC yield for Investor Shares of the Long-Term Fund increased from 1.94% on November 30, 2012, to 2.19% on May 31, 2013. The Money Market Fund’s 7-day SEC yield was almost unchanged at 0.01%.

Please note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bond returns retreated as yields jumped in May
Bonds, which had clung to a modestly positive return over the previous few months, dipped into negative territory in May. Rising home prices contributed to the sell-off. Comments by Fed Chairman Ben Bernanke also disconcerted investors; he told Congress that the central bank might decide in coming months to curtail its massive bond-buying program.

Both the broad U.S. taxable bond market and the broad municipal market returned –1.1% for the six months ended May 31.

Market Barometer
			Total Returns
		Periods Ended May 31, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	-1.05%	0.91%	5.50%
Barclays Municipal Bond Index (Broad tax-exempt market)	-1.09	3.05	5.70
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.25

Stocks
Russell 1000 Index (Large-caps)	16.68%	27.62%	5.57%
Russell 2000 Index (Small-caps)	20.60	31.07	7.15
Russell 3000 Index (Broad U.S. market)	16.97	27.88	5.69
MSCI All Country World Index ex USA (International)	8.11	25.79	-1.62

CPI
Consumer Price Index	1.18%	1.36%	1.46%

The yield on the 10-year Treasury note closed the period at 2.11%, low by historical measures but considerably higher than the April-end yield of 1.67%.

Stocks were strong globally, but Japan’s market turned volatile
Stocks worldwide performed robustly over the half year despite giving back some gains in the period’s final weeks. The overall return was about 12%. U.S. stocks, spared some of the international turbulence, increased nearly 17% as the economy kept slowly improving.

Developed-market stocks in the Pacific region returned about 14% and those in Europe about 10%, while emerging-market equities crept up about 1%. Although Japanese stocks climbed more than 20% for the period, they sank by more than 5% in May as Prime Minister Shinzo Abe’s economic recovery plan hit some unexpected bumps.

Joe Davis, Vanguard’s chief economist, recently noted that stimulative central bank policies in the United States, Japan, and Europe have affected financial markets substantially and “boosted investor psychology and business psychology to some extent.” Central banks have engaged in bond-buying on a massive scale to hold down long-term interest rates and thus encourage business and consumer borrowing. Joe did voice concern that

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money
Market Fund	0.16%	—	0.31%
New Jersey Long-Term Tax-Exempt
Fund	0.20	0.12%	0.98

The fund expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2013, the funds’ annualized expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.14%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the New Jersey Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, New Jersey Tax-Exempt Money Market Funds; for the New Jersey Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds.

“the sheer size” of central bank actions may be distorting investors’ decisions and leading some to take undue risk.

Although challenges continue, state and local finances improved
Despite some well-publicized exceptions, such as in Detroit and Illinois (now the state with the lowest credit rating on its general obligation bonds), the economies and finances of many state and local governments have continued to improve. This has been largely true in New Jersey, notwithstanding the devastating effects of last October’s Hurricane Sandy, which dealt a severe blow to the state’s residents

Investment insight

What might tax-exempt bonds return in the future?
It’s often said that a bond’s current yield to maturity—its rate of return if held until the bond matures—is a good indicator of the total return you will realize on the bond.
The chart below compares the historical yields of municipal bonds nationwide (the dotted line) with their average total return over the succeeding ten years (the solid line) to show how closely they’ve tracked each other in the past. (In other words, the data point on the solid line for December 31, 2002, represents the average annual return for the ten years ended December 31, 2012.) At the close of the period, municipal bond yields hovered near historical lows, suggesting that future returns will be much more modest than those earned in recent years.

and struggling economy. New Jersey’s unemployment rate, which more than doubled during the Great Recession to nearly 10%, remained persistently high until it improved significantly during the half year, dropping by a full percentage point to 8.6% (preliminary) in May.

Another positive indicator was state tax revenues, which increased about 9% in the first calendar quarter of 2013 over the same period in 2012 (based on preliminary estimates from the Nelson A. Rockefeller Institute of Government). This was a welcome addition to the state’s depleted coffers, even though New Jersey has one of the nation’s highest tax burdens. Governor Chris Christie’s proposed fiscal 2014 budget contained no tax cuts; lawmakers have tried to budget cautiously amid uncertainty about federal fiscal policy and the sequester’s effect on the state.

New Jersey bucked the national trend of relatively light municipal bond supply. Boosted by a combination of refinancing, refunding, and new-money deals, the total dollar volume of municipals issued in the state in the first five months of 2013 was more than 90% above year-ago levels.

New Jersey municipal bonds, like those nationwide, generally performed well after Congress addressed some of the “fiscal cliff” uncertainty at the turn of the new year. Even as record highs in the stock market lured some investors away, demand for municipal bonds was healthy.

Many investors seemed willing to take on more risk for higher potential return—a bias that especially benefited longer-maturity and lower-quality bonds. But like other bonds, municipals were affected when interest rates increased in May.

In this environment, the New Jersey Long-Term Tax Exempt Fund fell behind its benchmark and the average return of peer funds. As interest rates rose, the fund’s heavier exposure to 10- to 20-year bonds restrained its return. The advisor also continued to prefer securities with higher credit ratings, which lagged lower-quality bonds.

Please note that after the close of the period, Mathew Kiselak assumed day-today responsibilities for the Long-Term Tax-Exempt Fund, replacing Michael Kobs.

Bonds remain a key element of a diversified portfolio
The bond market enjoyed decades of robust returns against a backdrop of falling interest rates, tame inflation, and, at times, investors’ search for a safe harbor from stock market volatility.

But those hoping to see this happen again soon are likely to be disappointed. Although yields have ticked up of late, they are still not far off historical lows. This doesn’t just mean that bonds are generating modest income; it also means that there’s little room for them to appreciate in price, because yields and prices move in opposite directions.

And if interest rates rise substantially, bonds may well deliver more negative returns—as many did in the last six months.

Although reducing your bond allocation and waiting in the wings might seem prudent, there are good reasons to think twice before making any abrupt shifts in your portfolio. Research has shown that trying to time the markets—in this case, to make the right calls on when to get out of bonds and when to get back into them—doesn’t often work out well.

Keep in mind, too, that reducing the amount of bonds in an otherwise well-balanced portfolio inevitably increases your volatility risk. That’s because the bond component plays an essential role in helping to cushion the impact of volatility in the stock component, especially during steep downturns in the equity market.

That point was made in a recent Vanguard research paper examining the impact of low bond returns on a balanced portfolio. “The diversification benefits of bonds in a stock/bond portfolio will likely persist,” authors Francis Kinniry and Brian Scott wrote. “This feature, more than projected returns, justifies a strategic allocation to bonds.” (You can find the full report, Reducing Bonds? Proceed With Caution, at vanguard.com/research.)

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 18, 2013

Advisor’s Report

For the six months ended May 31, 2013, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.01%, compared with the average 0.00% return of peer-group funds. Vanguard New Jersey Long-Term Tax-Exempt Fund returned –1.56% for Investor Shares and –1.52% for Admiral Shares. The Long-Term Fund lagged its benchmark (the Barclays New Jersey Municipal Bond Index), which returned –1.32%, and the –1.42% average return of its peers.

The investment environment
The fiscal half year was difficult for the municipal bond market, primarily because of investor skittishness at the start and end of the period. In late May, Federal Reserve Chairman Ben Bernanke told Congress that the Fed might decide in the coming months to scale back its stimulative program of buying $85 billion a month of U.S. Treasury bonds and mortgage-backed securities.

Although the chairman’s brief remark was ambiguous—no specific timetable, amounts, targets, or economic trigger points were mentioned—Treasury and other taxable bond markets reacted negatively, and municipal bonds followed suit. Yields, especially those of longer-term bonds, rose sharply. Bond prices, which move inversely to changes in yields, fell substantially. The downdraft was surprising because May has historically been a good month for municipal bonds as a result of seasonal supply-and-demand factors.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2012	2013
2 years	0.30%	0.29%
5 years	0.64	0.94
10 years	1.47	2.09
30 years	2.47	3.24
Source: Vanguard.

(Shortly after our reporting period ended, Mr. Bernanke was more expansive. He said the Fed might start scaling back bond purchases later in 2013, possibly ending the program by mid-2014.)

The bond market in May mirrored that of December, when investors were unnerved by the potential economic consequences associated with the “fiscal cliff” negotiations and by a proposal to curb the federal tax exemption on municipal bond income. Municipal bond returns recovered somewhat, despite some March volatility, only to run into the May jitters.

The Fed’s bond actions have aimed to reduce the yields of longer- and intermediate-term bonds. Its parallel policy for short-term interest rates, in place since December 2008, has maintained a target for the federal funds rate between 0% and 0.25%. This, of course, is why the yields of Vanguard New Jersey Tax-Exempt Money Market Fund and other money market funds remain suppressed. The central bank is expected to keep short-term rates at ultralow levels until the stubbornly high unemployment rate falls significantly.

In light of those policies, yield-starved investors had been willing to take on more risk, including buying bonds with longer maturities—especially those that are callable—and lower credit quality. May’s plummet in prices and increases in yield affected longer-maturity bonds the most because of their greater sensitivity to rate increases. Lower-quality bonds continued to outperform those of higher quality, producing positive, though not stellar, returns during the half year.

For bond issuers, low interest rates are a different story. Such rates have enabled state and local governments to refinance outstanding higher-cost debt and reduce the debt-service burden on stressed budgets, though there are signs that this tactic may be running its course. They also make the financing of new projects less costly. New Jersey and other issuers, however, have been approaching these “new money” bonds cautiously because they are still shoring up their finances in the wake of the Great Recession. State and local governments typically recover from recessions with a lag, and this latest slump was unusually severe.

Even so, a recovery is proceeding. One gauge is the Philadelphia Federal Reserve Bank’s index of coincident economic indicators. For each state, the index incorporates payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary disbursements. From the recession’s trough, the index for New Jersey—which was battered by Hurricane Sandy last October—has risen slightly less than the nation’s as a whole.

Management of the funds
In an effort to capture interest income for the New Jersey Long-Term Tax-Exempt Fund at a time of protracted low rates, we have been emphasizing bonds with maturities of 10 to 20 years, a strategy that has helped for some time. This worked against the fund during the period, though, because yields rose the most for longer-maturity bonds. The overweighting of longer-term bonds was accompanied by an underweighting of bonds with maturities under 5 years. Some of the latter bonds experienced smaller yield increases (and smaller price declines). Overall, the fund’s maturity positioning held back its results relative to those of its benchmark and peers.

Another factor in the fund’s under-performance was its more conservative focus on higher-quality securities. As noted above, bonds with lower credit ratings (and hence higher yields) were more in demand and generally performed better.

Nationwide, tax-exempt bond issuance in the first five months of 2013 was modestly lower than year-ago levels. That was not so, though, in New Jersey, where the total dollar volume of bonds—including new-money issues, refinancings, and refundings—was more than 90% above year-ago levels. The increase was driven by a handful of large offerings, including billion-dollar-plus sales by the New Jersey Economic Development Authority and the New Jersey Turnpike Authority. Our selective purchases enabled us to add to the fund’s portfolio of bonds with maturities of more than 10 years.

As you would expect, the Fed’s tight lid on short-term interest rates presented yet another challenge for the Money Market Fund. Nevertheless, we were able to improve returns using several relative value and income strategies involving credit sectors, security selection, and structural opportunities, such as adding floating-rate notes.

A look ahead
As the economy improves and the Fed eventually tapers off its bond-buying program, we expect interest rates to become more volatile. Investors are likely to keep reaching for yield, especially if short-term rates remain near zero. We expect lower-quality bonds to continue to outperform but ultimately to become overvalued; accordingly, we plan to gradually reduce our exposure to them.

We still favor sectors, such as health care, that provide relative value opportunities. Even if today’s low yields persist, we are confident that our deep bench of analysts, traders, and portfolio managers can keep adding value to the funds.

John M. Carbone, Principal,
Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 20, 2013

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2013

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	27 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2013, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2013, the annualized expense ratio was 0.14%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the annualized six-month expense ratio was 0.16%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2002, Through May 31, 2013
		NJ Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2003	0.87%	0.48%
2004	1.03	0.55
2005	2.17	1.63
2006	3.25	2.74
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.04	0.01
2013	0.01	0.00

7-day SEC yield (5/31/2013): 0.01%
For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended May 31, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.03%	0.40%	1.35%

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New Jersey (93.9%)
1 BlackRock MuniHoldings New Jersey Quality
Fund, Inc. VRDP VRDO	0.330%	6/7/13 LOC	40,300	40,300
1 BlackRock MuniYield New Jersey Quality
Fund, Inc. VRDP VRDO	0.330%	6/7/13 LOC	25,000	25,000
Burlington County NJ BANs	0.750%	5/21/14	12,231	12,297
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.100%	6/7/13 LOC	12,910	12,910
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.100%	6/7/13 LOC	49,500	49,500
Cape May County NJ BAN	1.500%	8/30/13	5,300	5,316
Cape May County NJ Municipal Utilities Authority
Sewer Revenue	5.750%	1/1/14	1,245	1,285
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.110%	6/7/13 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.100%	6/7/13 LOC	2,900	2,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.100%	6/7/13 LOC	39,300	39,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	6/7/13 LOC	24,415	24,415
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	6/7/13 LOC	15,500	15,500
Essex County NJ BAN	1.500%	9/26/13	20,000	20,081
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project) VRDO	0.110%	6/7/13 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.100%	6/7/13 LOC	8,800	8,800
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/13	1,000	1,021
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)
TOB VRDO	0.140%	6/7/13	4,185	4,185

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.010%	6/3/13	36,400	36,400
Hopewell Township NJ BAN	0.500%	6/7/13	9,284	9,284
Hopewell Township NJ BAN	1.000%	6/7/13	13,391	13,393
Jefferson Township NJ BAN	1.000%	6/27/13	11,014	11,019
Madison Borough NJ BAN	0.500%	8/15/13	7,743	7,748
1 Madison Borough NJ Board of Education
GO TOB VRDO	0.120%	6/7/13 LOC	11,600	11,600
Mahwah Township NJ BAN	1.000%	6/7/13	4,000	4,001
Mahwah Township NJ BAN	1.000%	10/11/13	7,700	7,721
2 Mahwah Township NJ BAN	1.000%	6/6/14	3,150	3,171
Middlesex County NJ COP	4.500%	10/15/13	1,185	1,203
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,500	1,522
Montville Township NJ BAN	1.000%	10/28/13	5,139	5,152
Morris County NJ GO	5.000%	3/15/14	1,095	1,136
New Jersey Building Authority BAN	1.500%	12/18/13	20,000	20,136
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.100%	6/7/13 LOC	9,600	9,600
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.090%	6/3/13 LOC	10,350	10,350
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.090%	6/3/13 LOC	1,700	1,700
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.090%	6/3/13 LOC	5,200	5,200
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.120%	6/14/13	7,530	7,530
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.100%	6/7/13 LOC	6,700	6,700
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.120%	6/7/13	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project) VRDO	0.070%	6/3/13 LOC	27,000	27,000
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project) VRDO	0.090%	6/3/13 LOC	900	900
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project) VRDO	0.130%	6/7/13 LOC	4,460	4,460
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project) VRDO	0.100%	6/7/13 LOC	2,750	2,750
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.110%	6/7/13 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.100%	6/7/13 LOC	22,000	22,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	9,105	9,216
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/13 (Prere.)	2,500	2,505
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.050%	6/3/13	15,100	15,100
New Jersey Economic Development Authority
Revenue Pollution Control Revenue
(Exxon Project) VRDO	0.010%	6/3/13	4,450	4,450

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
School Revenue (Blair Academy Project) VRDO	0.100%	6/7/13 LOC	13,290	13,290
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.100%	6/7/13 LOC	9,900	9,900
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.110%	6/7/13	13,025	13,025
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.110%	6/7/13	24,200	24,200
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses) VRDO	0.120%	6/7/13 LOC	8,480	8,480
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/13 (Prere.)	1,000	1,004
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.120%	6/7/13	10,900	10,900
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.140%	6/7/13	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.100%	6/7/13 LOC	14,625	14,625
New Jersey Environmental Infrastructure
Trust Revenue	3.000%	9/1/13	3,255	3,278
New Jersey GO	4.000%	8/15/13	4,400	4,434
New Jersey GO	4.000%	6/1/14	10,735	11,141
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.100%	6/7/13 LOC	25,100	25,100
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital) VRDO	0.100%	6/7/13 LOC	3,845	3,845
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.110%	6/7/13 LOC	12,700	12,700
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.110%	6/7/13 LOC	10,000	10,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.110%	6/7/13 LOC	25,000	25,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.110%	6/7/13 LOC	15,150	15,150
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)
VRDO	0.100%	6/7/13 LOC	16,140	16,140
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.100%	6/7/13 LOC	4,200	4,200
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.100%	6/7/13 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.100%	6/7/13 LOC	10,800	10,800
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.100%	6/7/13 LOC	15,845	15,845

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.060%	6/3/13 LOC	7,265	7,265
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.080%	6/3/13 LOC	10,735	10,735
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	6/7/13 LOC	6,630	6,630
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	6/7/13 LOC	31,000	31,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	6/7/13 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.140%	6/7/13	5,375	5,375
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.130%	6/7/13 LOC	6,830	6,830
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.180%	6/7/13	4,740	4,740
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.180%	6/7/13	6,805	6,805
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.100%	6/7/13	6,500	6,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.100%	6/7/13	40,685	40,685
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.110%	6/7/13	9,000	9,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.110%	6/7/13	12,485	12,485
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.120%	6/7/13	19,295	19,295
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.120%	6/7/13	38,130	38,130
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.120%	6/7/13	1,500	1,500
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	8,200	8,217
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,175	1,177
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	10,000	10,020
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	3,500	3,507
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,200	1,202
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	8,000	8,016
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.110%	6/7/13 LOC	5,600	5,600
New Jersey Turnpike Authority Revenue	5.000%	7/1/13 (Prere.)	26,000	26,103
New Jersey Turnpike Authority Revenue	5.000%	7/1/13 (Prere.)	10,000	10,040
New Jersey Turnpike Authority Revenue VRDO	0.100%	6/7/13 LOC	38,000	38,000
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.200%	6/7/13 LOC	38,300	38,300
Paramus Borough NJ BAN	1.000%	2/21/14	8,493	8,517

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Parsippany-Troy Hills Township GO	4.000%	7/15/13 (Prere.)	1,460	1,481
Port Authority of New York & New Jersey
Revenue CP	0.170%	8/7/13	4,615	4,615
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.130%	6/7/13	6,200	6,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.130%	6/7/13	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.130%	6/7/13	2,420	2,420
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.140%	6/7/13	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.140%	6/7/13	1,900	1,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.140%	6/7/13	1,200	1,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.150%	6/7/13	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.170%	6/7/13	5,600	5,600
Princeton University New Jersey CP	0.120%	8/7/13	14,800	14,800
Princeton University New Jersey CP	0.130%	8/7/13	18,700	18,700
Princeton University New Jersey CP	0.130%	8/8/13	4,000	4,000
Princeton University New Jersey CP	0.150%	10/10/13	7,700	7,700
Rutgers State University New Jersey Revenue
VRDO	0.040%	6/3/13	36,640	36,640
Rutgers State University New Jersey Revenue
VRDO	0.070%	6/3/13	66,635	66,635
Salem County NJ BAN	1.500%	6/28/13	11,190	11,200
Secaucus NJ BAN	1.000%	1/10/14	5,892	5,912
South Jersey Transportation Authority New
Jersey Transportation System Revenue VRDO	0.090%	6/7/13 LOC	13,940	13,940
South Jersey Transportation Authority New
Jersey Transportation System Revenue VRDO	0.100%	6/7/13 LOC	5,375	5,375
Sparta Township NJ BAN	1.000%	11/1/13	6,135	6,155
Summit NJ BAN	2.000%	1/17/14	13,272	13,426
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	12,215	12,215
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	4,800	4,800
1 Tobacco Settlement Financing Corp. New
Jersey Revenue TOB VRDO	0.080%	6/3/13 (Prere.)	10,250	10,250
Union County NJ BAN	1.000%	6/28/13	45,000	45,027
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	6/3/13	17,995	17,995
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	6/3/13	28,495	28,495
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.140%	6/7/13	14,815	14,815
Wayne Township NJ GO	1.000%	2/15/14	1,325	1,332
				1,568,731
Puerto Rico (6.1%)
Puerto Rico GO	5.250%	7/1/13 (Prere.)	13,300	13,356
Puerto Rico GO	5.250%	7/1/13 (Prere.)	4,000	4,016

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Puerto Rico Highway & Transportation Authority
	Revenue VRDO	0.100%	6/7/13 LOC	31,635	31,635
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.120%	6/7/13	30,356	30,356
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.120%	6/7/13	3,000	3,000
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.140%	6/7/13	7,340	7,340
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.140%	6/7/13	4,875	4,875
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.140%	6/7/13	5,000	5,000
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.140%	6/7/13	2,700	2,700
					102,278
Total Tax-Exempt Municipal Bonds (Cost $1,671,009)					1,671,009
Other Assets and Liabilities (0.0%)
Other Assets					10,796
Liabilities					(11,302)
					(506)
Net Assets (100%)
Applicable to 1,670,237,625 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					1,670,503
Net Asset Value Per Share					$1.00

At May 31, 2013, net assets consisted of:
					Amount
					($000)
Paid-in Capital					1,670,518
Undistributed Net Investment Income					—
Accumulated Net Realized Losses					(15)
Net Assets					1,670,503

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $304,816,000, representing 18.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2013.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2013
($000)
Investment Income
Income
Interest	1,382
Total Income	1,382
Expenses
The Vanguard Group—Note B
Investment Advisory Services	205
Management and Administrative	886
Marketing and Distribution	251
Custodian Fees	12
Shareholders’ Reports	4
Trustees’ Fees and Expenses	1
Total Expenses	1,359
Expense Reduction – Note B	(131)
Net Expenses	1,228
Net Investment Income	154
Realized Net Gain (Loss) on Investment Securities Sold	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	151

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	154	637
Realized Net Gain (Loss)	(3)	(13)
Net Increase (Decrease) in Net Assets Resulting from Operations	151	624
Distributions
Net Investment Income	(154)	(637)
Realized Capital Gain	—	—
Total Distributions	(154)	(637)
Capital Share Transactions (at $1.00)
Issued	605,101	977,679
Issued in Lieu of Cash Distributions	149	613
Redeemed	(676,263)	(1,185,336)
Net Increase (Decrease) from Capital Share Transactions	(71,013)	(207,044)
Total Increase (Decrease)	(71,016)	(207,057)
Net Assets
Beginning of Period	1,741,519	1,948,576
End of Period	1,670,503	1,741,519

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 0001	. 0004	. 001	. 001	. 005	. 022
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	. 0001	. 0004	. 001	. 001	. 005	. 022
Distributions
Dividends from Net Investment Income	(. 0001)	(. 0004)	(. 001)	(. 001)	(. 005)	(. 022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 0001)	(. 0004)	(. 001)	(. 001)	(. 005)	(. 022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.04%	0.06%	0.11%	0.45%	2.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,671	$1,742	$1,949	$2,206	$2,546	$3,126
Ratio of Expenses to
Average Net Assets	0.14%[2]	0.16%	0.17%	0.17%	0.17%[3]	0.11%[3]
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.03%	0.07%	0.11%	0.46%	2.24%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16%. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and for the period ended May 31, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2013, the fund had contributed capital of $205,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2013, Vanguard’s expenses were reduced by $131,000 (an effective annual rate of 0.02% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New Jersey Tax-Exempt Money Market Fund

At May 31, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2013

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNJTX		VNJUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	2.19%		2.27%

Financial Attributes

		Barclays
		NJ	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	441	1,364	46,973
Yield to Maturity
(before expenses)	2.5%	2.4%	2.3%
Average Coupon	4.4%	4.7%	4.9%
Average Duration	6.5 years	7.3 years	7.1 years
Average Effective
Maturity	6.6 years	6.6 years	6.0 years
Short-Term
Reserves	4.5%	—	—

Volatility Measures
		Barclays
	Barclays NJ	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.99	0.98
Beta	0.97	1.05
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year		8.2%
1 - 3 Years		15.9
3 - 5 Years		9.1
5 - 10 Years		54.4
10 - 20 Years		10.7
20 - 30 Years		1.7

Distribution by Credit Quality (% of portfolio)
AAA		8.4%
AA		21.1
A		61.3
BBB		7.0
B		1.5
Not Rated		0.7

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2013, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2002, Through May 31, 2013
				Spliced NJ
				Long-Term
				Tax-Exempt
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	4.68%	2.13%	6.81%	7.50%
2004	4.56	-1.23	3.33	4.19
2005	4.42	-1.13	3.29	4.55
2006	4.61	2.40	7.01	6.85
2007	4.34	-2.30	2.04	2.15
2008	4.11	-7.60	-3.49	-2.61
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	3.91	7.16	11.07	11.65
2013	1.70	-3.26	-1.56	-1.32

For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended May 31, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	5.28%	5.56%	4.31%	0.23%	4.54%
Admiral Shares	5/14/2001	5.36	5.65	4.38	0.23	4.61

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New Jersey (98.3%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	3,422
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	3,833
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,614
Bayonne NJ GO	5.750%	7/1/35	7,500	8,413
Bernards Township NJ School District GO	4.000%	7/15/24	1,400	1,574
Burlington County NJ Bridge Commission
Revenue	5.250%	12/15/14 (Prere.)	3,200	3,442
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/23	1,000	1,204
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/24	1,000	1,207
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/24	700	833
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/25	500	597
Burlington County NJ Bridge Commission
Revenue	4.000%	10/1/26	1,425	1,533
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	315
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.100%	6/7/13 LOC	4,115	4,115
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue (Atlantic City
Electric Co. Project)	6.800%	3/1/21 (14)	15,400	19,749
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	6,980	7,784
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	1,040	1,235
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,177
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	748
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	500	578
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/27	1,000	1,053

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	2,445	2,720
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,835	2,031
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,731
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,467
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,565
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,060	4,465
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,089
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.100%	6/7/13 LOC	6,700	6,700
East Brunswick Township NJ Board of Education
GO	5.000%	11/1/20	1,000	1,207
East Brunswick Township NJ Board of Education
GO	5.000%	11/1/21	1,125	1,360
East Brunswick Township NJ Board of Education
GO	5.000%	11/1/22	1,000	1,213
Essex County NJ Improvement Authority Revenue	5.500%	10/1/24 (14)	5,000	6,277
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	6,825	5,579
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.000%	11/1/21	2,390	2,937
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21 (4)	6,000	7,489
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	21,190	16,553
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	16,990	22,290
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,006
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	865	870
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,150	1,157
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,006
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/23	400	487
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/24	500	604
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,695	1,874
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,272
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,127
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (ETM)	9,590	9,685
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/24	1,070	1,235
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/25	500	571

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	896
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,294
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,476
Jersey City NJ GO	5.000%	3/1/19	1,550	1,803
Jersey City NJ GO	5.000%	3/1/22	1,750	2,056
Lenape NJ Regional High School District GO	4.000%	3/15/25	1,580	1,730
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,220
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,653
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,724
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,258
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,370
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/15	195	136
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/20	500	303
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/32	5,100	3,065
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.125%	1/1/37	3,500	2,101
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,585	1,608
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,600	1,623
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	2,375	2,410
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/31	1,000	1,191
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/38	3,900	4,656
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (ETM)	10	10
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,535	1,563
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (ETM)	20	21
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,185	3,350
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/16	1,650	1,843
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	6
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	995	1,096
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/23	1,400	1,752
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	565

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,778
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/24	1,970	2,430
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/25	1,000	1,224
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/26	1,200	1,459
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/27	1,090	1,316
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/28	1,000	1,200
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/29	1,235	1,475
New Brunswick NJ Housing Authority Lease
Revenue (Rutgers University Easton Avenue
Project)	5.000%	7/1/18	1,880	2,219
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/18	1,250	1,448
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/19	865	1,007
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,875
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,169
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,198
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,190
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	702
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	529
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	642
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	672
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,114
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,595
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,870
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,147
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	7,000	8,227
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.090%	6/3/13 LOC	2,400	2,400
1 New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	19,500	20,592
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,185
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	8,500	9,766
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	5,500	6,234
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	4,220	4,732

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	2,500	2,775
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,195
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,529
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,162
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	16,842
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	3,003
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	18,429
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.375%	6/1/25	1,340	1,495
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.750%	6/1/31	1,000	1,121
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing
Project)	5.875%	6/1/42	8,000	8,885
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (ETM)	1,200	1,202
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,047
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	2,650	2,864
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	9,500	10,287
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	1,000	1,083
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	8,000	8,662
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	9,500	10,307
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (Prere.)	3,480	3,838
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,946
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,610
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,601
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,501
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,893
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	3,061

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,903
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	1,880	2,189
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	4,135
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,642
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	11,650	13,608
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	440
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	3,250	4,055
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	4,029
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,650	2,069
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,060	5,783
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	15,000	17,241
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,470
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,684
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,500	4,418
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	12,000	13,571
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,744
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,000	7,861
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,974
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	13,079
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	7,124
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	5,900	6,594
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,488
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,910
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,186
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	1,825	1,991
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,729
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	6,095	6,716

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	11,450	12,133
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	3,635	3,857
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,513
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	8,000	8,469
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	12,500	13,232
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,514
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	26,625	29,363
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	4,494
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	4,129
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.050%	6/3/13	8,850	8,850
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.070%	6/3/13	2,350	2,350
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	15,647
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,260	7,324
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	3,043
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,326
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	4,901
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16	3,620	4,070
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/17	1,335	1,537
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,174
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,310
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,367
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,815
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,041

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,472
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,278
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,952
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,454
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (14)(3)	3,000	3,403
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,359
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,589
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,138
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,469
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,254
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,094
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,100
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,750	3,006
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,280
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,997
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,841
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,330
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	10,697
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,323
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,304
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,451
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,619
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,691
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,768
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,279
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,624
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,384

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	2,811
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,454
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18	420	503
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	12/1/20	1,430	1,722
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	65	81
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,851
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	165
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	4,275	4,923
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,495
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	4,625	5,310
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	10,468
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	11,224
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,714
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,352
New Jersey GO	5.000%	6/1/20	915	1,091
New Jersey GO	5.000%	6/1/21	4,000	4,730
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/27	13,165	14,902
New Jersey Health Care Facilities Financing
Authority Department of Human Services Lease
Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,651
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,358
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,039
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,396
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,722
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,809
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional Medical
Center)	5.000%	7/1/23	2,675	2,896
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional Medical
Center)	5.000%	7/1/26	2,780	2,988
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional Medical
Center)	5.000%	7/1/37	10,000	10,617
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	800	931
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	750	885

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	1,350	1,570
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	5,022
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	6,680	7,537
New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,032
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/30	3,055	3,165
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/36	6,800	7,018
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,387
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,483
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,455
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,565
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,889
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,776
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,095
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,781
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,765
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.110%	6/7/13 LOC	15,000	15,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,322
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,602
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,250	2,474
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,460	4,839
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,889

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,299
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,000	1,193
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,757
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,777
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	1,250	1,453
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,272
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,000	2,258
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,497
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	2,635	2,958
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,235
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,325	4,559
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.270%	6/7/13 (12)	5,145	5,145
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	5,434
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.100%	6/7/13 LOC	4,100	4,100
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	10,000	10,299
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	7,705
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,665
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,069
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,255

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,040
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,000	2,228
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	2,600	2,878
3 New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke’s Warren Hospital
Obligated Group)	4.500%	8/15/43	15,000	15,407
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,016
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,367
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,247
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.060%	6/3/13 LOC	6,480	6,480
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.080%	6/3/13 LOC	2,300	2,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	6/7/13 LOC	10,675	10,675
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	4,945	5,487
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,485	1,612
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,485	1,604
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	220	232
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,533
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue	4.250%	10/1/32	4,585	4,854
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue	6.500%	10/1/38	1,710	1,770
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,706
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,534
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	294
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	451
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,888
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,542
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,328
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,600	1,702
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,575
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,000	1,002

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	2,650	2,896
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	8,795	9,657
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,494
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,120
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,203
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	6,178
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	7,929
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	6,107
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	7,084
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	8,660
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	3,000	3,713
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	3,038
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	10,972
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	7,210
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,646
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	5,080	6,190
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	2,500	2,921
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/25	4,500	5,216
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,797
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	6,000	3,487
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,698
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,996
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	4,600
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,000	6,753
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,606
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,498

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	4,621
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	6,141
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	5,873
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	4,112
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	22,358
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/33	9,500	10,480
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	1,933
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,160
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	2,987
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,763
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	2,051
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,736
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	352
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.750%	12/15/37 (2)	40	42
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/38	17,000	18,494
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,846
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,260
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,850
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,973
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	4,064
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	1,146
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	11,380
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	12,000	12,912
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	5,000	5,387
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.180%	6/7/13 LOC	6,390	6,390
New Jersey Turnpike Authority Revenue	5.000%	1/1/15 (Prere.)	16,000	17,168
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM) 6,720		7,750
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	12,815	14,674
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,799

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	13,735	14,723
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,787
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,876
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	13,000	14,420
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	14,670	16,197
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	6,000	6,606
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,401
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,447
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,987
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	11,853
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	38,000	41,200
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	23,328
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,377
4 New Jersey Turnpike Authority Revenue PUT	0.650%	1/1/16	5,000	5,003
4 New Jersey Turnpike Authority Revenue PUT	0.740%	1/1/17	10,000	10,008
4 New Jersey Turnpike Authority Revenue PUT	0.800%	1/1/18	5,000	5,014
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,054
North Hudson NJ Sewerage Authority Revenue	5.000%	6/1/42	5,070	5,490
Ocean County NJ GO	5.000%	6/1/24	1,440	1,754
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	1,920	2,225
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/24	2,610	3,070
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/25	2,740	3,195
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/26	2,885	3,327
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/19	1,680	2,036
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,765
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/21	3,500	4,280
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,567
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,329
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	5,130
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,834
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,847
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,929
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,722
Port Authority of New York & New Jersey
Revenue	4.750%	11/15/32	4,000	4,352
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	8,000	8,605

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,448
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,244
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,840
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	7,429
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	12,000	13,229
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	4,000	4,473
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	14,065	15,445
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,658
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,493
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,806
River Dell NJ Regional School District GO	4.000%	3/1/23	500	562
River Dell NJ Regional School District GO	4.000%	3/1/24	890	990
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,256
Rutgers State University New Jersey Revenue
VRDO	0.040%	6/3/13	4,715	4,715
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,528
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,548
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,285
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,584
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,698
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,350
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,435	2,745
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,247
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	1,225	1,225
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	7,360	7,322
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	5,030	4,875
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	4,500	3,931
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	6,455	5,704

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Union County NJ BAN	1.000%	6/28/13	15,000	15,009
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,526
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,451
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/18 (14)	1,975	2,037
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/20 (14)	2,185	2,244
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/22 (14)	2,420	2,475
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/15 (2)	2,325	2,333
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/16 (2)	1,110	1,114
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/19 (2)	2,000	2,007
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/20 (2)	3,675	3,688
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/21 (2)	2,000	2,007
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,776
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,178
				2,059,956
Puerto Rico (1.4%)
2 Puerto Rico Aqueduct & Sewer Authority
Revenue TOB VRDO	0.420%	6/7/13 (12)	14,250	14,250
Puerto Rico GO	5.500%	7/1/18	5,540	5,923
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,500	3,696
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	4,125	4,355
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	988
				29,212
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,540
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,646
				5,186
Total Tax-Exempt Municipal Bonds (Cost $1,976,421)				2,094,354
Other Assets and Liabilities (0.0%)
Other Assets				35,297
Liabilities				(34,445)
				852
Net Assets (100%)				2,095,206

New Jersey Long-Term Tax-Exempt Fund

At May 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	1,984,305
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(6,978)
Unrealized Appreciation (Depreciation)
Investment Securities	117,933
Futures Contracts	(54)
Net Assets	2,095,206

Investor Shares—Net Assets
Applicable to 23,492,247 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	285,696
Net Asset Value Per Share—Investor Shares	$12.16

Admiral Shares—Net Assets
Applicable to 148,792,876 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,809,510
Net Asset Value Per Share—Admiral Shares	$12.16

See Note A in Notes to Financial Statements.
1 Securities with a value of $950,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $25,785,000, representing 1.2% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2013.
4 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2013
($000)
Investment Income
Income
Interest	39,220
Total Income	39,220
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative—Investor Shares	245
Management and Administrative—Admiral Shares	869
Marketing and Distribution—Investor Shares	36
Marketing and Distribution—Admiral Shares	153
Custodian Fees	14
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,396
Net Investment Income	37,824
Realized Net Gain (Loss)
Investment Securities Sold	15,925
Futures Contracts	(399)
Options on Futures Contracts	(10)
Realized Net Gain (Loss)	15,516
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(86,275)
Futures Contracts	(48)
Change in Unrealized Appreciation (Depreciation)	(86,323)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,983)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,824	75,692
Realized Net Gain (Loss)	15,516	14,329
Change in Unrealized Appreciation (Depreciation)	(86,323)	127,698
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,983)	217,719
Distributions
Net Investment Income
Investor Shares	(5,144)	(10,969)
Admiral Shares	(32,680)	(64,723)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(37,824)	(75,692)
Capital Share Transactions
Investor Shares	(7,427)	(12,060)
Admiral Shares	(3,779)	104,271
Net Increase (Decrease) from Capital Share Transactions	(11,206)	92,211
Total Increase (Decrease)	(82,013)	234,238
Net Assets
Beginning of Period	2,177,219	1,942,981
End of Period	2,095,206	2,177,219

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.57	$11.73	$11.58	$11.64	$10.82	$11.71
Investment Operations
Net Investment Income	. 215	. 439	. 471	. 476	. 477	. 494
Net Realized and Unrealized Gain (Loss)
on Investments	(. 410)	. 840.150		(. 060)	. 820	(. 890)
Total from Investment Operations	(.195)	1.279	. 621	. 416	1.297	(. 396)
Distributions
Dividends from Net Investment Income	(. 215)	(. 439)	(. 471)	(. 476)	(. 477)	(. 494)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 215)	(. 439)	(. 471)	(. 476)	(. 477)	(. 494)
Net Asset Value, End of Period	$12.16	$12.57	$11.73	$11.58	$11.64	$10.82

Total Return[1]	-1.56%	11.07%	5.54%	3.59%	12.19%	-3.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$286	$303	$294	$361	$473	$410
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.48%	3.62%	4.11%	4.06%	4.22%	4.32%
Portfolio Turnover Rate	31%	17%	12%	17%	22%	37%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.57	$11.73	$11.58	$11.64	$10.82	$11.71
Investment Operations
Net Investment Income	. 220	. 449	. 480	. 485	. 487	. 502
Net Realized and Unrealized Gain (Loss)
on Investments	(. 410)	. 840.150		(. 060)	. 820	(. 890)
Total from Investment Operations	(.190)	1.289	. 630	. 425	1.307	(. 388)
Distributions
Dividends from Net Investment Income	(. 220)	(. 449)	(. 480)	(. 485)	(. 487)	(. 502)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 220)	(. 449)	(. 480)	(. 485)	(. 487)	(. 502)
Net Asset Value, End of Period	$12.16	$12.57	$11.73	$11.58	$11.64	$10.82

Total Return[1]	-1.52%	11.15%	5.62%	3.68%	12.28%	-3.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,810	$1,874	$1,649	$1,718	$1,560	$1,375
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.56%	3.70%	4.19%	4.14%	4.30%	4.39%
Portfolio Turnover Rate	31%	17%	12%	17%	22%	37%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2013, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended May 31, 2013, the fund’s average value of options written and options purchased represented 0% and less than 1% of net assets, respectively, based on quarterly average market values. The fund had no open options on futures contracts at May 31, 2013.

New Jersey Long-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and for the period ended May 31, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2013, the fund had contributed capital of $263,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,094,354	—
Futures Contracts—Assets[1]	137	—	—
Futures Contracts—Liabilities[1]	(273)	—	—
Total	(136)	2,094,354	—
1 Represents variation margin on the last day of the reporting period.

New Jersey Long-Term Tax-Exempt Fund

D. At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	885	114,359	(127)
30-Year U.S. Treasury Bond	September 2013	(255)	(35,708)	73

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2012, the fund had available capital losses totaling $20,927,000 to offset future net capital gains of $5,490,000 through November 30, 2016, $10,333,000 through November 30, 2017, and $5,104,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At May 31, 2013, the cost of investment securities for tax purposes was $1,977,994,000. Net unrealized appreciation of investment securities for tax purposes was $116,360,000, consisting of unrealized gains of $128,844,000 on securities that had risen in value since their purchase and $12,484,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2013, the fund purchased $316,116,000 of investment securities and sold $335,954,000 of investment securities, other than temporary cash investments.

New Jersey Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2013	November 30, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	34,870	2,828	71,845	5,850
Issued in Lieu of Cash Distributions	4,161	338	8,773	716
Redeemed	(46,458)	(3,763)	(92,678)	(7,585)
Net Increase (Decrease) —Investor Shares	(7,427)	(597)	(12,060)	(1,019)
Admiral Shares
Issued	117,296	9,494	226,069	18,509
Issued in Lieu of Cash Distributions	23,799	1,932	47,472	3,874
Redeemed	(144,874)	(11,732)	(169,270)	(13,865)
Net Increase (Decrease)—Admiral Shares	(3,779)	(306)	104,271	8,518

H. In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2012	5/31/2013	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.09	$0.70
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$984.37	$0.99
Admiral Shares	1,000.00	984.76	0.59
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.23	$0.71
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.14%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the New Jersey Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced NJ Long-Term Tax-Exempt Index: Barclays 10 Year Municipal Bond Index through August 31, 2003, and Barclays NJ Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 19, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.